Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	EXCELLON RESOURCES INC
Entity Central Index Key	0001263011
Document Type	6-K
Document Period End Date	Mar. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2021